Consolidated Statements of Operations (USD $) In Thousands, except Share data	3 Months Ended		12 Months Ended
	Sep. 30, 2011	Sep. 30, 2010	Jun. 30, 2011	Jun. 30, 2010
Consolidated Statements Of Operations
REVENUES	$ 0	$ 0	$ 0	$ 0
GENERAL AND ADMINISTRATIVE EXPENSES	33,930	2	19,970	9
OPERATING LOSS	(33,930)	(2)	(19,970)	(9)
OTHER INCOME:
Interest income, net	40	0	62	0
Total Other Income	40	0	62	0
NET LOSS BEFORE INCOME TAXES	(33,890)	(2)	(19,908)	(9)
INCOME TAXES	0	0	0	0
NET LOSS	$ (33,890)	$ (2)	$ (19,908)	$ (9)
Net loss per common share - basic and diluted	$ (0.24)	$ 0	$ (0.20)	$ (0.02)
Weighted average common shares outstanding - basic and diluted	140,422,232	419,280	100,708,047	419,200